Issued Capital (Tables)	6 Months Ended
Dec. 31, 2025
Issued Capital [Abstract]
Schedule of Business Combination
	Dec 31, 2025		June 30, 2025
	Number of shares (Class A)	Share Capital AUD$	Number of shares (Class A)	Share Capital AUD$
Issuance of shares to AOI shareholders	18,646,643	2,860	18,646,643	2,860
Issuance of shares to SPAC shareholders	124,768	19	124,768	19
Issuance of shares to SPAC Founders	2,666,900	409	2,666,900	409
Conversion of JSKS Loan	4,452,479	445	4,452,479	445
Conversion of convertible notes	792,023	108	371,957	45
Issuance of commitment fee shares-Arena	1,750,000	261	-	-

Issuance of shares in exchange for advisory services	694,391	107	694,391	107

Conversion of rights	941,400	144	941,400	144

	30,068,604	4,353	27,898,538	4,029

●	There was no movement in class B ordinary shares, preference shares.

Share premium:

	Dec 31, 2025	June 30, 2025
	Share Premium	Share Premium
Issuance of shares to AOI shareholders	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)
Conversion of JSKS Loan	4,998,067	4,998,067
Conversion of convertible notes	2,904,266	2,530,804
Issuance of shares in exchange for advisory services	(107)	(107)
Conversion of rights	(144)	(144)
Issuance of convertible note – equity component	140,495	140,495
Issuance of commitment fee shares-Arena	1,867,361	-
Recapitalization costs	16,126,854	16,126,854

	25,848,775	23,607,952
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	(1,315,013)
	24,533,762	22,292,939